Notes payable - Future principal payments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 316,627
2021
Disclosure of detailed information about borrowings [line items]
Principal amount	6,500
2023
Disclosure of detailed information about borrowings [line items]
Principal amount	300,000
2024
Disclosure of detailed information about borrowings [line items]
Principal amount	9,700
2025 and thereafter
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 427